THE TARGET PORTFOLIO TRUST

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, New Jersey 07102

February 3, 2009

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE:	The Target Portfolio Trust (the “Trust”)
Registration Nos. 33-50476 and 811-7064

Ladies and Gentlemen:

Ladies and Gentlemen:

          Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 27 as amended on February 2, 2009 and (ii) that the text of the Post-Effective Amendment was filed electronically on January 30, 2009.

Please direct any questions regarding this filing to the undersigned at (973) 802-5032.

               Very truly yours,

/s/ Claudia Digiacomo
Claudia Digiacomo
Assistant Secretary